INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
INCOME TAXES
INCOME TAXES

ACCOUNTING POLICY
Income tax expense includes both current and deferred taxes. We recognize income tax expense in net income unless it relates to an item recognized directly in equity or other comprehensive income. We provide for income taxes based on all of the information that is currently available.

Current tax expense is tax we expect to pay or receive based on our taxable income or loss during the year. We calculate the current tax expense using tax rates enacted or substantively enacted as at the reporting date, including any adjustment to taxes payable or receivable related to previous years.

Deferred tax assets and liabilities arise from temporary differences between the carrying amounts of the assets and liabilities we recognize on our Consolidated Statements of Financial Position and their respective tax bases. We calculate deferred tax assets and liabilities using enacted or substantively enacted tax rates that will apply in the years in which the temporary differences are expected to reverse.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax assets and liabilities and they relate to income taxes levied by the same authority on:

•	the same taxable entity; or

•	different taxable entities where these entities intend to settle current tax assets and liabilities on a net basis or the tax assets and liabilities will be realized and settled simultaneously.

We recognize a deferred tax asset for unused losses, tax credits, and deductible temporary differences to the extent it is probable that future taxable income will be available to use the asset.

USE OF ESTIMATES AND JUDGMENTS
JUDGMENTS
We make significant judgments in interpreting tax rules and regulations when we calculate income tax expense. We make judgments to evaluate whether we can recover a deferred tax asset based on our assessment of existing tax laws, estimates of future profitability, and tax planning strategies.

EXPLANATORY INFORMATION

	Years ended December 31
(In millions of dollars)	2017	2016

Current tax expense:
Total current tax expense	351	386

Deferred tax expense (recovery):
Origination (reversal) of temporary differences	282	(65)
Revaluation of deferred tax balances due to legislative changes	2	3

Total deferred tax expense (recovery)	284	(62)

Total income tax expense	635	324

Below is a summary of the difference between income tax expense computed by applying the statutory income tax rate to income before income tax expense and the income tax expense for the year.

	Years ended December 31
(In millions of dollars, except rates)	2017	2016

Statutory income tax rate	26.7%	26.6%
Income before income tax expense	2,346	1,159

Computed income tax expense	626	308
Increase (decrease) in income tax expense resulting from:
Non-deductible stock-based compensation	9	5
Non-deductible portion of equity losses	—	18
Non-deductible loss on available-for-sale investments	7	—
Income tax adjustment, legislative tax change	2	3
Non-taxable portion of capital gain	(10)	(7)
Other	1	(3)

Total income tax expense	635	324
Effective income tax rate	27.1%	28.0%

DEFERRED TAX ASSETS AND LIABILITIES

	As at December 31
(In millions of dollars)	2017	2016

Deferred tax assets	3	8
Deferred tax liabilities	(2,206)	(1,917)

Net deferred tax liability	(2,203)	(1,909)

Below is a summary of the movement of net deferred tax assets and liabilities during 2017 and 2016.

Deferred tax assets (liabilities) (In millions of dollars)	Property, plant and equipment and inventory	Goodwill and other intangibles	Investments	Non-capital loss carryforwards	Other	Total

January 1, 2017	(947)	(953)	(61)	24	28	(1,909)
Expense in net income	(113)	(117)	(3)	(6)	(45)	(284)
(Expense) recovery in other comprehensive income	—	—	(62)	—	57	(5)
Other	—	(5)	—	—	—	(5)

December 31, 2017	(1,060)	(1,075)	(126)	18	40	(2,203)

Deferred tax assets (liabilities) (In millions of dollars)	Property, plant and equipment and inventory	Goodwill and other intangibles	Stub period income and partnership reserve	Investments	Non-capital loss carryforwards	Other	Total

January 1, 2016	(921)	(844)	(178)	(61)	32	(85)	(2,057)
(Expense) recovery in net income	(26)	(109)	178	7	(8)	20	62
(Expense) recovery in other comprehensive income	—	—	—	(7)	—	93	86

December 31, 2016	(947)	(953)	—	(61)	24	28	(1,909)

We have not recognized deferred tax assets for the following items:

	As at December 31
(In millions of dollars)	2017	2016

Capital losses in Canada that can be applied against future capital gains	—	1
Tax losses in foreign jurisdictions that expire between 2023 and 2036	41	36
Deductible temporary differences in foreign jurisdictions	23	14

Total unrecognized temporary differences	64	51

There are taxable temporary differences associated with our investments in Canadian domestic subsidiaries. We do not recognize deferred tax liabilities for these temporary differences because we are able to control the timing of the reversal and the reversal is not probable in the foreseeable future. Reversing these taxable temporary differences are not expected to result in any significant tax implications.